UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	November 19, 2004

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	74

Form 13F Information Table Value Total:  	$125,814,000

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 						BAINCO INTERNATIONAL INVESTORS
                                                              FORM 13F
                                                          September 30, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100       46     1080 SH       SOLE                     1080
Agere Systems Inc - Cl A       COM              00845v100      279   265678 SH       SOLE                   265678
Alltel Corp                    COM              020039103     3388    61710 SH       SOLE                    61710
Altria Group, Inc              COM              02209S103     1576    33513 SH       SOLE                    33513
American International Group   COM              026874107     4359    64115 SH       SOLE                    64115
Anthem, Inc.                   COM              03674B104      183     2100 SH       SOLE                     2100
Automatic Data Processing      COM              053015103     4556   110265 SH       SOLE                   110265
Avitar, Inc.                   COM              053801106        1    10000 SH       SOLE                    10000
BP PLC Spons-ADR               COM              055622104     5873   102085 SH       SOLE                   102085
Bank of America                COM              060505104     3612    83368 SH       SOLE                    83368
Becton Dickinson & Co          COM              075887109     2717    52550 SH       SOLE                    52550
Berkshire Hathaway Cl A        COM              084670108      953       11 SH       SOLE                       11
Brunswick Corporation          COM              117043109     3179    69465 SH       SOLE                    69465
Cambridge Heart Inc            COM              131910101        8    14000 SH       SOLE                    14000
Chiron Corp                    COM              170040109     1311    29654 SH       SOLE                    29654
Cisco Systems Inc              COM              17275R102     4149   229221 SH       SOLE                   229221
Citigroup Inc                  COM              172967101     3644    82599 SH       SOLE                    82599
Citrix Systems Inc             COM              177376100     1625    92775 SH       SOLE                    92775
Comcast Corp Special CL A      COM              20030N200     2054    73565 SH       SOLE                    73565
Computer Associates            COM              204912109     2066    78550 SH       SOLE                    78550
Conexant Systems Inc.          COM              207142100       82    50811 SH       SOLE                    50811
ConocoPhillips                 COM              20825C104      497     6000 SH       SOLE                     6000
Critical Path                  COM              22674V506       22    33655 SH       SOLE                    33655
Devon Energy Corporation       COM              25179m103     4101    57755 SH       SOLE                    57755
EMC Corp                       COM              268648102      185    16000 SH       SOLE                    16000
Emerson Electric               COM              291011104     4210    68030 SH       SOLE                    68030
Emulex                         COM              292475209      213    18450 SH       SOLE                    18450
Exxon Mobil Corp.              COM              30231g102     5793   119872 SH       SOLE                   119872
Fairchild Semiconductor Corp   COM              303726103      234    16500 SH       SOLE                    16500
Finisar Corporation            COM              31787A101       25    18925 SH       SOLE                    18925
Flextronics Inc                COM              010420245       88     6650 SH       SOLE                     6650
General Electric               COM              369604103     5977   177985 SH       SOLE                   177985
Gilead Sciences Inc            COM              375558103     3428    91700 SH       SOLE                    91700
Gillette Co                    COM              375766102      202     4840 SH       SOLE                     4840
Gric Communications, Inc.      COM              382859106       14    10175 SH       SOLE                    10175
Integra, Inc.                  COM              45811M105        0    25000 SH       SOLE                    25000
Intel Corporation              COM              458140100     3078   153436 SH       SOLE                   153436
International Business Machine COM              459200101      919    10715 SH       SOLE                    10715
Intuit Inc.                    COM              461202103     3034    66825 SH       SOLE                    66825
J.P. Morgan Chase & Co.        COM              46625h100      221     5575 SH       SOLE                     5575
Johnson & Johnson              COM              478160104     5907   104872 SH       SOLE                   104872
Juniper Networks Inc.          COM              48203r104       83     3500 SH       SOLE                     3500
Kinder Morgan Inc              COM              49455p101     3565    56755 SH       SOLE                    56755
Lockheed Martin                COM              539830109      195     3500 SH       SOLE                     3500
Lucent Technologies            COM              549463107       47    14728 SH       SOLE                    14728
Maxim Integrated Prods.        COM              57772K101     1226    29000 SH       SOLE                    29000
Medtronic                      COM              585055106     3664    70600 SH       SOLE                    70600
Merck                          COM              589331107      511    15500 SH       SOLE                    15500
Microsoft Corp                 COM              594918104     6231   225335 SH       SOLE                   225335
Miller Industries, Inc.        COM              600551204       81     9000 SH       SOLE                     9000
Mindspeed Technologies Inc     COM              602682106       47    23603 SH       SOLE                    23603
Nokia Corp Sponsored Adr Ser A COM              654902204      171    12500 SH       SOLE                    12500
Norfolk Southern               COM              655844108     2390    80360 SH       SOLE                    80360
Northern Trust Corp.           COM              665859104     2666    65350 SH       SOLE                    65350
Occidental Petroleum Corp      COM              674599105      162     2900 SH       SOLE                     2900
Office Depot                   COM              676220106     2128   141584 SH       SOLE                   141584
Orthometrix Inc.               COM              68750M100       22   128265 SH       SOLE                   128265
Pfizer Inc                     COM              717081103     3841   125514 SH       SOLE                   125514
Popular, Inc                   COM              733174106     4131   157090 SH       SOLE                   157090
Premcor Inc.                   COM              74045Q104      308     8000 SH       SOLE                     8000
Proxim Inc                     COM              744283102        8    10300 SH       SOLE                    10300
SBC Communications             COM              78387G103       60     2320 SH       SOLE                     2320
Sapient                        COM              803062108       60     7800 SH       SOLE                     7800
Siebel Systems Inc             COM              826170102      113    15000 SH       SOLE                    15000
Solectron Corp                 COM              834182107       49    10000 SH       SOLE                    10000
Sun Microsystems               COM              866810104       82    20350 SH       SOLE                    20350
Time Warner Inc                COM              887317105      101     6270 SH       SOLE                     6270
Titanium Metals Corp.          COM              888339207      235    10000 SH       SOLE                    10000
Tyler Technologies Inc.        COM              902252105     2692   304562 SH       SOLE                   304562
United Technologies Corp       COM              913017109     3471    37175 SH       SOLE                    37175
Valero Energy                  COM              91913Y100      401     5000 SH       SOLE                     5000
WEBMD Corp                     COM              94769m105     1070   153750 SH       SOLE                   153750
Willis Group Holdings Limited  COM              G96655108     1959    52375 SH       SOLE                    52375
iBasis, Inc.                   COM              450732102      232    99000 SH       SOLE                    99000
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